PORTFOLIO OF INVESTMENTS – as of June 30, 2022 (Unaudited)

Loomis Sayles Small Cap Growth Fund

Shares	Description	Value (†)

Common Stocks – 95.9% of Net Assets

	Air Freight & Logistics – 0.6%
171,916	HUB Group, Inc., Class A(a)	$12,195,721

	Auto Components – 3.9%
278,383	Dorman Products, Inc.(a)	30,541,399
155,139	Fox Factory Holding Corp.(a)	12,494,895
335,213	Gentherm, Inc.(a)	20,920,643
289,303	Patrick Industries, Inc.	14,997,468

		78,954,405

	Banks – 2.8%
435,918	Ameris Bancorp	17,515,185
897,640	Bancorp, Inc. (The)(a)	17,521,933
322,148	Lakeland Financial Corp.	21,397,070

		56,434,188

	Beverages – 0.9%
1,284,241	Primo Water Corp.	17,183,145

	Biotechnology – 5.8%
188,564	Blueprint Medicines Corp.(a)	9,524,368
820,450	Halozyme Therapeutics, Inc.(a)	36,099,800
593,019	Inhibrx, Inc.(a)	6,730,766
727,148	Insmed, Inc.(a)	14,339,358
548,927	PTC Therapeutics, Inc.(a)	21,990,016
468,907	Vericel Corp.(a)	11,807,078
623,503	Xencor, Inc.(a)	17,065,277

		117,556,663

	Building Products – 3.3%
350,237	Advanced Drainage Systems, Inc.	31,545,846
202,500	Simpson Manufacturing Co., Inc.	20,373,525
222,590	UFP Industries, Inc.	15,167,283

		67,086,654

	Capital Markets – 3.6%
501,677	Focus Financial Partners, Inc., Class A(a)	17,087,119
368,419	Hamilton Lane, Inc., Class A	24,750,388
422,015	PJT Partners, Inc., Class A	29,659,214

		71,496,721

	Commercial Services & Supplies – 2.8%
541,741	Casella Waste Systems, Inc., Class A(a)	39,373,736
584,891	Driven Brands Holdings, Inc.(a)	16,107,898

		55,481,634

	Communications Equipment – 1.4%
483,168	Calix, Inc.(a)	16,495,355
530,522	Radware Ltd.(a)	11,496,412

		27,991,767

Shares	Description	Value (†)

Common Stocks – continued

	Construction & Engineering – 1.6%
971,563	WillScot Mobile Mini Holdings Corp.(a)	$31,498,072

	Electronic Equipment, Instruments & Components – 2.9%
232,548	Advanced Energy Industries, Inc.	16,971,353
205,757	Itron, Inc.(a)	10,170,568
563,407	nLight, Inc.(a)	5,758,020
206,419	Novanta, Inc.(a)	25,032,432

		57,932,373

	Energy Equipment & Services – 2.6%
673,475	Cactus, Inc., Class A	27,120,838
477,897	Noble Corp.(a)	12,114,689
649,415	Weatherford International PLC(a)	13,748,116

		52,983,643

	Food Products – 2.1%
504,448	Hostess Brands, Inc.(a)	10,699,342
814,789	Simply Good Foods Co. (The)(a)	30,774,581

		41,473,923

	Health Care Equipment & Supplies – 8.0%
526,282	AtriCure, Inc.(a)	21,503,883
583,657	Axonics, Inc.(a)	33,075,842
235,161	CONMED Corp.	22,519,017
187,734	Cutera, Inc.(a)	7,040,025
210,394	LivaNova PLC(a)	13,143,313
485,672	Merit Medical Systems, Inc.(a)	26,357,419
467,310	NuVasive, Inc.(a)	22,972,960
197,274	STAAR Surgical Co.(a)	13,992,645

		160,605,104

	Health Care Providers & Services – 4.6%
361,124	Acadia Healthcare Co., Inc.(a)	24,422,816
306,787	Ensign Group, Inc. (The)	22,539,641
113,334	ModivCare, Inc.(a)	9,576,723
1,280,320	Option Care Health, Inc.(a)	35,580,093

		92,119,273

	Health Care Technology – 3.7%
1,437,530	Evolent Health, Inc., Class A(a)	44,146,546
168,532	Inspire Medical Systems, Inc.(a)	30,785,741

		74,932,287

	Hotels, Restaurants & Leisure – 2.3%
916,149	Life Time Group Holdings, Inc.(a)	11,799,999
210,992	Papa John’s International, Inc.	17,622,052
229,173	Texas Roadhouse, Inc.	16,775,464

		46,197,515

	Household Durables – 0.8%
186,713	Installed Building Products, Inc.	15,527,053

Shares	Description	Value (†)

Common Stocks – continued

	Insurance – 1.5%
624,265	BRP Group, Inc., Class A(a)	$15,076,000
63,145	Kinsale Capital Group, Inc.	14,500,618

		29,576,618

	Interactive Media & Services – 0.7%
623,177	CarGurus, Inc.(a)	13,392,074

	Internet & Direct Marketing Retail – 0.9%
329,264	Shutterstock, Inc.	18,870,120

	IT Services – 3.8%
693,072	EVERTEC, Inc.	25,560,496
177,242	Perficient, Inc.(a)	16,251,319
469,777	WNS Holdings Ltd., ADR(a)	35,064,155

		76,875,970

	Leisure Products – 2.3%
790,117	Callaway Golf Co.(a)	16,118,387
337,826	Malibu Boats, Inc., Class A(a)	17,806,809
270,983	YETI Holdings, Inc.(a)	11,725,434

		45,650,630

	Life Sciences Tools & Services – 1.0%
138,678	Medpace Holdings, Inc.(a)	20,755,936

	Machinery – 4.2%
348,617	Albany International Corp., Class A	27,467,533
344,032	Helios Technologies, Inc.	22,792,120
138,484	RBC Bearings, Inc.(a)	25,612,616
506,619	Shyft Group, Inc. (The)	9,418,047

		85,290,316

	Media – 1.3%
400,971	TechTarget, Inc.(a)	26,351,814

	Personal Products – 2.1%
421,038	BellRing Brands, Inc.(a)	10,479,636
725,406	elf Beauty, Inc.(a)	22,255,456
143,056	Inter Parfums, Inc.	10,451,671

		43,186,763

	Pharmaceuticals – 2.3%
456,277	Pacira BioSciences, Inc.(a)	26,600,949
694,596	Supernus Pharmaceuticals, Inc.(a)	20,087,716

		46,688,665

	Professional Services – 3.7%
120,411	FTI Consulting, Inc.(a)	21,776,329
170,636	Huron Consulting Group, Inc.(a)	11,089,634
873,796	KBR, Inc.	42,282,988

		75,148,951

Shares	Description	Value (†)

Common Stocks – continued

	Semiconductors & Semiconductor Equipment – 4.9%
566,067	MACOM Technology Solutions Holdings, Inc.(a)	$26,095,689
557,014	MaxLinear, Inc.(a)	18,927,336
1,235,394	Rambus, Inc.(a)	26,548,617
195,891	Silicon Laboratories, Inc.(a)	27,467,836

		99,039,478

	Software – 6.7%
171,308	Blackline, Inc.(a)	11,409,113
539,402	Box, Inc., Class A(a)	13,560,566
373,862	Envestnet, Inc.(a)	19,728,698
338,153	Q2 Holdings, Inc.(a)	13,042,561
444,084	Rapid7, Inc.(a)	29,664,811
545,660	Tenable Holdings, Inc.(a)	24,778,421
742,064	Varonis Systems, Inc.(a)	21,757,316

		133,941,486

	Specialty Retail – 0.8%
222,859	Boot Barn Holdings, Inc.(a)	15,357,214

	Technology Hardware, Storage & Peripherals – 1.5%
1,174,825	Pure Storage, Inc., Class A(a)	30,204,751

	Textiles, Apparel & Luxury Goods – 1.7%
225,145	Columbia Sportswear Co.	16,115,879
215,891	Oxford Industries, Inc.	19,158,167

		35,274,046

	Trading Companies & Distributors – 2.8%
180,770	Applied Industrial Technologies, Inc.	17,384,651
248,552	McGrath RentCorp	18,889,952
164,613	SiteOne Landscape Supply, Inc.(a)	19,567,547

		55,842,150

	Total Common Stocks (Identified Cost $1,900,816,256)	1,929,097,123

Principal Amount
Short-Term Investments – 3.8%
$75,111,132	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2022 at 0.350% to be repurchased at $75,111,862 on 7/01/2022 collateralized by $76,267,800 U.S. Treasury Note, 3.250% due 6/30/2027 valued at $76,613,370 including accrued interest(b) (Identified Cost $75,111,132)	75,111,132

	Total Investments – 99.7% (Identified Cost $1,975,927,388)	2,004,208,255
	Other assets less liabilities – 0.3%	6,981,458

	Net Assets – 100.0%	$2,011,189,713

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)

The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of June 30, 2022, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

ADR

An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2022, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total

Common Stocks*	$1,929,097,123	$—	$—	$1,929,097,123
Short-Term Investments	—	75,111,132	—	75,111,132

Total	$1,929,097,123	$75,111,132	$—	$2,004,208,255

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Industry Summary at June 30, 2022 (Unaudited)

Health Care Equipment & Supplies	8.0%
Software	6.7
Biotechnology	5.8
Semiconductors & Semiconductor Equipment	4.9
Health Care Providers & Services	4.6
Machinery	4.2
Auto Components	3.9
IT Services	3.8
Professional Services	3.7
Health Care Technology	3.7
Capital Markets	3.6
Building Products	3.3
Electronic Equipment, Instruments & Components	2.9
Banks	2.8
Trading Companies & Distributors	2.8
Commercial Services & Supplies	2.8
Energy Equipment & Services	2.6
Pharmaceuticals	2.3
Hotels, Restaurants & Leisure	2.3
Leisure Products	2.3
Personal Products	2.1
Food Products	2.1
Other Investments, less than 2% each	14.7
Short-Term Investments	3.8

Total Investments	99.7
Other assets less liabilities	0.3

Net Assets	100.0%